UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100

Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                   8/16/04
-----------------------     --------------------------   ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  56

Form 13F Information Table Value Total: $465,393
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number               Name

1.        028-10522                          Coatue Capital, L.L.C.
2.        028-10553                          Coatue Offshore Fund, Ltd.
3.        028-10554                          Coatue Qualified Partners, L.P.
----        -------------------              -------------------------------

                                                     FORM 13F INFORMATION TABLE

Coatue Management LLC
Form 13F Information
                               Title                      Value              Sh/  Put/  Invstmt  Other    Voting Authority
          Name of Issuer       of Class       Cusip      (x 1000) Shares     Prn  Call  Dscrtn   Mngrs  Sole  Shared     None
ACE CASH EXPRESS INC           COMMON         004403101   12,845    500,000  SH         SHARED   1,2,3  0       500,000  0
ADOBE SYSTEMS INC              COMMON         00724F101   22,803    490,395  SH         SHARED   1,2,3  0       490,395  0
ADVANCED MICRO DEVICES INC     COMMON         007903107    2,783    175,000  SH         SHARED   1,2,3  0       175,000  0
AMDOCS LTD                     ORDINARY       G02602103    5,704    243,457  SH         SHARED   1,2,3  0       243,457  0
AMERICA MOVIL SA DE CV         SPONSORED ADR  02364W105    6,877    189,086  SH         SHARED   1,2,3  0       189,086  0
AMERICAN TOWER CORP            CLASS A        029912201   27,669  1,820,300  SH         SHARED   1,2,3  0     1,820,300  0
AUTHENTIDATE HOLDING CORP      COMMON         052666104    3,347    305,900  SH         SHARED   1,2,3  0       305,900  0
AVANEX CORP                    COMMON         05348W109      280     71,998  SH         SHARED   1,2,3  0        71,998  0
BEST BUY INC                   COMMON          86516101   15,621    307,869  SH         SHARED   1,2,3  0       307,869  0
BOOKS A MILLION INC            COMMON         098570104       65     11,000  SH         SHARED   1,2,3  0        11,000  0
BOSTON COMMUNICATIONS GROUP    COMMON         100582105    4,709    459,455  SH         SHARED   1,2,3  0       459,455  0
CAL-MAINE FOODS INC            COMMON         128030202    4,200    300,000  SH         SHARED   1,2,3  0       300,000  0
CAPTIVA SOFTWARE CORP DEL      COMMON         14073T109      322     33,206  SH         SHARED   1,2,3  0        33,206  0
CAREER EDUCATION CORP          COMMON         141665109   31,024    680,938  SH         SHARED   1,2,3  0       680,938  0
CENTILLIUM COMMUNICATIONS INC  COMMON         152319109      264     68,822  SH         SHARED   1,2,3  0        68,822  0
COMVERSE TECHNOLOGY INC        COMMON         205862402    5,940    297,871  SH         SHARED   1,2,3  0       297,871  0
COSTAR GROUP INC               COMMON         22160N109    2,173     47,317  SH         SHARED   1,2,3  0        47,317  0
CREE INC                       COMMON         225447101    6,889    297,583  SH         SHARED   1,2,3  0       297,583  0
CROWN CASTLE INTL CORP         COMMON         228227104   26,066  1,767,200  SH         SHARED   1,2,3  0     1,767,200  0
CTRIP.COM INTERNATIONAL LTD    COMMON         22943F100   13,906    409,130  SH         SHARED   1,2,3  0       409,130  0
DHB INDUSTRIES INC             COMMON         23321E103    2,581    170,000  SH         SHARED   1,2,3  0       170,000  0
DSL.NET INC                    COMMON         262506108       24     76,233  SH         SHARED   1,2,3  0        76,233  0
DUN & BRADSTREET CORP DEL NEW  COMMON         26483E100   14,297    265,197  SH         SHARED   1,2,3  0       265,197  0
FALCONSTOR SOFTWARE INC        COMMON         306137100      337     43,700  SH         SHARED   1,2,3  0        43,700  0
FREEMARKETS, INC               COMMON         356602102      829    127,076  SH         SHARED   1,2,3  0       127,076  0
GLOBAL CROSSING LTD.           COMMON         G3921A175       73  1,000,000  SH         SHARED   1,2,3  0     1,000,000  0
IMAX CORPORATION               COMMON         45245E109    3,318    600,000  SH         SHARED   1,2,3  0       600,000  0
INTELLIGROUP INC.              COMMON         45816A106    2,577    497,483  SH         SHARED   1,2,3  0       497,493  0
INTERACTIVE CORP               COMMON         45840Q101   23,684    788,738  SH         SHARED   1,2,3  0       788,738  0
LAUREATE EDUCATION INC         COMMON         518613104   11,987    313,466  SH         SHARED   1,2,3  0       313,466  0
LEVEL 3 COMMUNICATIONS INC     COMMON         52729N100   11,662  3,322,475  SH         SHARED   1,2,3  0     3,322,475  0
LINEAR TECHNOLOGY CORP         COMMON         535678106    6,647    168,395  SH         SHARED   1,2,3  0       168,395  0
M SYS FLASH DISK PIONEERS LTD  COMMON         M7061C100    1,023     68,633  SH         SHARED   1,2,3  0        68,633  0
MANNATECH INC                  COMMON         563771104    1,680    175,000  SH         SHARED   1,2,3  0       175,000  0
MIDWAY GAMES INC               COMMON         598148104    4,562    396,040  SH         SHARED   1,2,3  0       396,040  0
MILLICOM INTL CELLULAR SA      COMMON         L6388F110    8,039    367,567  SH         SHARED   1,2,3  0       367,567  0
NDS GROUP PLC                  SPONSORED ADR  628891103    6,371    250,817  SH         SHARED   1,2,3  0       250,817  0
NETEASE.COM INC                SPONSORED ADR  64110W102    5,111    123,623  SH         SHARED   1,2,3  0       123,623  0
NETFLIX.COM INC                COMMON         64110L106    1,041     28,920  SH         SHARED   1,2,3  0        28,920  0
NETWORK ASSOCIATES INC         COMMON         640938106    9,133    503,760  SH         SHARED   1,2,3  0       503,760  0
NEXTEL COMMUNICATIONS          CLASS A        65332V103   35,589  1,334,908  SH         SHARED   1,2,3  0     1,334,908  0
NII HOLDINGS, INC              CLASS B        62913F201    8,782    260,678  SH         SHARED   1,2,3  0       260,678  0
NTL INC DEL                    COMMON         62940M104   27,989    485,749  SH         SHARED   1,2,3  0       485,749  0
OPLINK COMMUNCATIONS INC       COMMON         68375Q106       93     48,281  SH         SHARED   1,2,3  0        48,281  0
R.H. DONNELLEY CORP (NEW)      COMMON         74955W307    8,098    185,149  SH         SHARED   1,2,3  0       185,149  0
SCANSOFT INC                   COMMON         80603P107    2,320    468,747  SH         SHARED   1,2,3  0       468,747  0
SCHOLASTIC CORPORATION         COMMON         807066105    1,516     50,610  SH         SHARED   1,2,3  0        50,610  0
SINA CORP                      ORDINARY       G81477104   10,580    320,710  SH         SHARED   1,2,3  0       320,710  0
SKILLSOFT PUBLIC LIMITED CO    SPONSORED ADR  830928107    1,837    241,769  SH         SHARED   1,2,3  0       241,769  0
SONUS NETWORKS INC             COMMON         835916107      643    134,510  SH         SHARED   1,2,3  0       134,510  0
TASER INTL INC                 COMMON         87651B104   10,574    244,600  SH         SHARED   1,2,3  0       244,600  0
TELESYSTEM INTL WIRELESS INC   COMMON         879946606   15,460  1,579,144  SH         SHARED   1,2,3  0     1,579,144  0
TEXAS INSTRUMENTS INC          COMMON         882508104   17,482    723,005  SH         SHARED   1,2,3  0       723,005  0
USANA HEALTH SCIENCES INC      COMMON         90328M107    6,216    200,000  SH         SHARED   1,2,3  0       200,000  0
YAHOO! INC                     COMMON         984332106    1,442     39,624  SH         SHARED   1,2,3  0        39,624  0
ZIX CORPORATION                COMMON         98974P100    8,311  1,053,371  SH         SHARED   1,2,3  0     1,053,371  0
                                                  Total  465,393

02984.0001 #505109